Document and Entity Information	12 Months Ended
Jul. 08, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Aug. 16, 2013
Registrant Name	SPDR SERIES TRUST
Central Index Key	0001064642
Amendment Flag	false
Document Creation Date	Aug. 16, 2013
Document Effective Date	Aug. 16, 2013
Prospectus Date	Jul. 08, 2013